UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: June 30, 2002

Check here if Amendment  [ ]; Amendment Number: 1
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Oechsle International Advisors, LLC
Address:	One International Place
		23 rd Floor
		Boston, MA 02110

13F File Number:	28-5470

The institutional investment manager filing this report and the Person by whom it is signed hereby represents that the person Signing the report is authorized to submit it, that all Information contained herein is true, correct and complete, and That it is understood that all required items, statements, Schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Martin Dyer
Title:	Director of Compliance
Phone:	617-330-8825
Signature, Place, and date of signing:

	Martin Dyer	Boston, MA	August 1, 2002

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			1
Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:		$379,470,000.00


List of Other Included Managers:

	No.	13F File Number	Name


	01	28-4528		Fleet Investment Advisors

             FORM 13F INFORMATION TABLE
                   TITLE          VALUE SHARES SH/PUT/INVSTM OTHER VOTING AUTHORITY
NAME OF ISSUER   OF CLASS  CUSIP  (x$100PRN AMTPRNCALLDSCRETMANAGER  SOLE   SHARED   NONE
"----------------"--------"-------"-----"------"--"---"-----"------"-------"-------"-------
GUCCI GROUP N V  COM NY   401566101193931261947SH     SOLE           976460       0  247040
GUCCI GROUP N V  COM NY   40156610  3637  38447SH     OTHER     01        0       0   38447
INCO LTD         COM      45325840   624  27541SH     SOLE                0       0   27541
KOOKMIN BK       SP ADR   50049M10 627561276831SH     SOLE          1032465       0  211711
KOOKMIN BK       SP ADR   50049M10  1605  32655SH     OTHER     01        0       0   32655
NOKIA CORP       SP ADR   65490220  4797 331310SH     SOLE           275972       0   55338
PARTNER COMM CO LADR      70211M10  1147 273203SH     SOLE           241571       0   31632
PLACER DOME INC  COM      72590610   336  30016SH     SOLE                0       0   30016
POSCO            SP ADR   69383109 14281 523672SH     SOLE           446305       0   27040
POSCO            SP ADR   69383109  1372  50327SH     OTHER     01        0       0   50327
RYANAIR HLDGS PLCSP ADR   78351310   460  13199SH     SOLE            13199       0       0
SK TELECOM LTD   SP ADR   78440P10 794763205981SH     SOLE          2583597       0  524123
SK TELECOM LTD   SP ADR   78440P10  2436  98261SH     OTHER     01        0       0   98261
TAIWAN SEMI MFG LSP ADR   87403910 120239246411SH     SOLE          7839511       0 1215254
TAIWAN SEMI MFG LSP ADR   87403910  2491 191646SH     OTHER     01        0       0  191646
TURKCELL         SP ADR   90011120  2969 243379SH     SOLE           197100       0   46279
UNITED MICRO CORPSP ADR   91087320 812081104870SH     SOLE          9439772       0 1246791
UNITED MICRO CORPSP ADR   91087320  2662 362140SH     OTHER     01        0       0  362140